PIMCO Variable Insurance Trust

Supplement Dated July 16, 2007 to the

Administrative Class Prospectus

dated May 1, 2007

Disclosure Related to the PIMCO Long-Term U.S. Government Portfolio

        Effective immediately, Stephen Rodosky is replacing James M. Keller as portfolio manager to the Long-Term U.S. Government Portfolio.

        Therefore, effective immediately, the section of the table on page 57 providing information with respect to James M. Keller's management of the Long-Term U.S. Government Portfolio is deleted, and is replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Long-Term U.S. Government	Stephen Rodosky	7/07	Executive Vice President, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2007 to the

Institutional Class Prospectus

dated May 1, 2007

Disclosure Related to the PIMCO Long-Term U.S. Government Portfolio

        Effective immediately, Stephen Rodosky is replacing James M. Keller as portfolio manager to the Long-Term U.S. Government Portfolio.

        Therefore, effective immediately, the section of the table on page 46 providing information with respect to James M. Keller's management of the Long-Term U.S. Government Portfolio is deleted, and is replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Long-Term U.S. Government	Stephen Rodosky	7/07	Executive Vice President, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2007 to the

Long-Term U.S. Government Portfolio Administrative Class Prospectus

dated May 1, 2007

Disclosure Related to the PIMCO Long-Term U.S. Government Portfolio

        Effective immediately, Stephen Rodosky is replacing James M. Keller as portfolio manager to the Long-Term U.S. Government Portfolio.

        Therefore, effective immediately, the table on page 9 providing information with respect to James M. Keller's management of the Long-Term U.S. Government Portfolio is deleted, and is replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Long-Term U.S. Government	Stephen Rodosky	7/07	Executive Vice President, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated July 16, 2007 to the

Statement of Additional Information

dated May 1, 2007

Disclosure Related to the PIMCO Long-Term U.S. Government Portfolio

        Effective immediately, Stephen Rodosky is replacing James M. Keller as portfolio manager to the Long-Term U.S. Government Portfolio.

        Therefore, effective immediately, the section of the table on page 73, including footnote 6 thereto, in the subsection titled "Portfolio Managers-Other Accounts Managed," providing information with respect to James M. Keller's management of other accounts is deleted, and is replaced by the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Rodosky[6]
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	6	$1,313	5	$1,222

6

Mr. Rodosky manages the Long-Term U.S. Government Portfolio which has $105.8 million total assets under management as of June 29, 2007. Prior to July 16, 2007, Mr. James M. Keller managed the Long-Term U.S. Government Bond Portfolio.  Information pertaining to registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Rodosky is as of June 29, 2007.

        Also, effective immediately, the section of the table on page 78, in the subsection titled "Portfolio Managers-Securities Ownership," providing information with respect to James M. Keller's ownership of portfolio securities is deleted, and is replaced by the following:

Rodosky[1]	Long-Term U.S. Government	None

1 As of July 16, 2007, Mr. Stephen Rodosky manages the Long-Term U.S. Government Portfolio. As of June 30, 2007, Mr. Rodosky did not own any shares in the Long-Term U.S. Government Portfolio. Prior to July 16, 2007, Mr. James M. Keller managed the Long-Term U.S. Government Portfolio.

Investors Should Retain This Supplement For Future Reference